Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of Prismo warrants (Details) - Year	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Intangible Assets Line Items
Expected Dividend Yield	0.00%	0.00%
Expected Volatility		101.32%
Expected Term in Years		5
Prismo Warrants [Member]
Disclosure Of Intangible Assets Line Items
Risk Free Interest Rate	4.45%	3.78%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	113.64%	115.74%
Expected Term in Years	0.69	1.69